Discontinued Operations - Aggregated Results and Cash Flow Information of Discontinued Operations (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Discontinued Operations: MixRadio Limited [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Gain from discharge of debt	[1]	¥ 96	¥ 566

[1]	For the year ended December 31, 2018 and 2019, the Group recognized a gain from discharge of debt amounting to 566 million yen and 96 million yen, respectively, in connection with the liquidation of the MixRadio business.